INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Less Valuation allowance	$ 0	$ 7,892	$ 873
Hong Kong [Member]
Deferred tax assets rate	16.50%
Hong Kong [Member] | Minimum [Member]
Deferred tax assets rate	8.25%
Hong Kong [Member] | Maximum [Member]
Deferred tax assets rate	16.50%
PRC [Member]
Deferred tax assets rate	25.00%
Canada [Member]
Deferred tax assets rate	38.00%
Mainland China [Member]
Deferred tax assets rate	25.00%